DEBT (Tables)	12 Months Ended
Sep. 30, 2024
Debt Disclosure [Abstract]
SCHEDULE OF CONVERTIBLE DEBENTURES	As September 30, 2024, the following Convertible Debentures were outstanding:
Principal Amount	Interest rate	Maturity Date
$500,000	10%	September 12, 2024
865,000	10%	September 12, 2024
$1,365,000